ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	June 30, 2025	December 31, 2024
Trade receivables	$204,955	$152,471
Less: allowance for credit losses	(13,908)	(15,206)
Total	$191,047	$137,265

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

	For the three-month period ended		For the six-month period ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Allowance for credit losses at beginning of period	$(15,030)	$(11,248)	$(15,206)	$(9,720)
(Increase) decrease to allowance for the period	766	(2,682)	782	(4,323)
Write-off of credit losses	356	569	516	682
Allowance for credit losses at end of period	$(13,908)	$(13,361)	$(13,908)	$(13,361)